UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Grand-Jean Capital Management, Inc.

Address:   One Market-Steuart Tower
           Suite 2600
           San Francisco, CA  94105


Form 13F File Number: 28-11164


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Crystal Smolinski
Title:  Chief Compliance Officer
Phone:  (415) 512-8512

Signature,  Place,  and  Date  of  Signing:

/s/ Crystal Smolinski              San Francisco, CA                  8/12/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              32

Form 13F Information Table Value Total:  $      173,893
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                          VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
Abbott Labs                     COM            002824100      622   13,300 SH       SOLE                 13,300      0    0
American Tower Corp             COM            029912201    6,986  156,988 SH       SOLE                156,988      0    0
Amgen Incorporated              COM            031162100    1,170   22,240 SH       SOLE                 22,240      0    0
Apple Computer                  COM            037833100   10,059   39,992 SH       SOLE                 39,992      0    0
Arch Capital                    ORD            G0450A105    9,799  131,535 SH       SOLE                131,535      0    0
Berkshire Hathaway B            CL B           84670702    11,732  147,225 SH       SOLE                147,225      0    0
Boardwalk Pipeline Partners     UT LTD PARTNER 096627104      202    6,700 SH       SOLE                  6,700      0    0
Brookdale Senior Living         COM            112463104    5,254  350,247 SH       SOLE                350,247      0    0
Chevrontexaco Corp              COM            166764100      202    2,971 SH       SOLE                  2,971      0    0
Crown Holdings Inc              COM            228368106   10,886  434,714 SH       SOLE                434,714      0    0
Emerson Electric Co             COM            921011104    6,526  149,372 SH       SOLE                149,372      0    0
Exxon Mobil Corp                COM            30231G102    1,076   18,860 SH       SOLE                 18,860      0    0
Google                          COM            38259P508      450    1,012 SH       SOLE                  1,012      0    0
Illinois Tool Works             COM            452308109   10,990  266,220 SH       SOLE                266,220      0    0
International Business Machines COM            459200101      263    2,131 SH       SOLE                  2,131      0    0
Johnson & Johnson Common        COM            478160104      611   10,349 SH       SOLE                 10,349      0    0
Kraft Foods Inc                 COM            50075N104    9,182  327,927 SH       SOLE                327,927      0    0
Legacy Reserves Lp              UNIT  LP INT   524707304    4,913  218,175 SH       SOLE                218,175      0    0
Martin Marietta Matrls          COM            573284106      758    8,935 SH       SOLE                  8,935      0    0
McDonalds Corp                  COM            580135101    7,248  110,039 SH       SOLE                110,039      0    0
Microsoft Inc                   COM            594918104    6,866  298,403 SH       SOLE                298,403      0    0
Minnesota Mining and Mfg        COM            88579Y101      269    3,400 SH       SOLE                  3,400      0    0
Oracle Corp                     COM            68389X105    6,372  296,940 SH       SOLE                296,940      0    0
Pepsico Inc.                    COM            713448108   12,131  199,033 SH       SOLE                199,033      0    0
Plains All American Pipel       COM            726503105    4,377   74,570 SH       SOLE                 74,570      0    0
Procter & Gamble                COM            742718109   10,317  171,999 SH       SOLE                171,999      0    0
Qualcomm                        COM            747525103    4,520  137,629 SH       SOLE                137,629      0    0
Retail Oppty Investments        COM            76131N101    4,547  471,150 SH       SOLE                471,150      0    0
Schlumberger                    COM            806857108    7,604  137,412 SH       SOLE                137,412      0    0
Tyco Intl Ltd New               SHS            G9143X208    9,472  268,850 SH       SOLE                268,850      0    0
Wal Mart Stores INC             COM            931142103    4,291   89,270 SH       SOLE                 89,270      0    0
Wells Fargo & Co New Del        COM            949746101    4,198  163,995 SH       SOLE                163,995      0    0


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